UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $ 1,138,000
                                         (thousands)


List of Other Included Managers:  NONE

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE OF                       VALUE       SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)     PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE   SHARED NONE

APPLE INC                     COM               037833100    70,500      300,000   SH       SOLE          NONE    300,000
BAIDU INC                     SPON ADR REP A    056752108    59,700      100,000   SH       SOLE          NONE    100,000
BORGWARNER INC                COM               099724106    43,907    1,150,000   SH       SOLE          NONE  1,150,000
CELGENE CORP                  COM               151020104    86,744    1,400,000   SH       SOLE          NONE  1,400,000
COLGATE PALMOLIVE CO          COM               194162103    17,052      200,000   SH       SOLE          NONE    200,000
CREE INC                      COM               225447101    73,731    1,050,000   SH       SOLE          NONE  1,050,000
DENDREON CORP                 COM               24823Q107    13,129      360,000   SH       SOLE          NONE    360,000
DIRECTV                       COM CL A          25490A101   101,430    3,000,000   SH       SOLE          NONE  3,000,000
DOLBY LABORATORIES INC        COM               25659T107    44,003      750,000   SH       SOLE          NONE    750,000
FIRST SOLAR INC               COM               336433107     3,066       25,000   SH       SOLE          NONE     25,000
FOOT LOCKER INC               COM               344849104    21,808    1,450,000   SH       SOLE          NONE  1,450,000
GENZYME CORP                  COM               372917104    27,211      525,000   SH       SOLE          NONE    525,000
HUMAN GENOME SCIENCES INC     COM               444903108     9,815      325,000   SH       SOLE          NONE    325,000
ISHARES TR INDEX              S&P 500 INDEX     464287200     4,620      150,000       PUT  SOLE          NONE    150,000
KANSAS CITY SOUTHERN          COM NEW           485170302   120,663    3,336,000   SH       SOLE          NONE  3,336,000
LULULEMON ATHLETICA INC       COM               550021109    20,740      500,000   SH       SOLE          NONE    500,000
MONSANTO CO NEW               COM               61166W101    40,709      570,000   SH       SOLE          NONE    570,000
POTASH CORP SASK INC          COM               73755L107    47,740      400,000   SH       SOLE          NONE    400,000
PROSHARES TR                  PSHS ULSHT SP500  74347R883    83,673    2,700,000   SH       SOLE          NONE  2,700,000
ROVI CORP                     COM               779376102    63,752    1,717,000   SH       SOLE          NONE  1,717,000
SNAP ON INC                   COM               833034101    32,505      750,000   SH       SOLE          NONE    750,000
TEMPUR PEDIC INTL INC         COM               88023U101    75,973    2,519,000   SH       SOLE          NONE  2,519,000
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209    63,080    1,000,000   SH       SOLE          NONE  1,000,000
UNITED THERAPEUTICS CORP DEL  COM               91307C102    12,449      225,000   SH       SOLE          NONE    225,000

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